FAIR VALUE MEASUREMENTS (Tables) - CIK 0001844840 Artisan Acquisition Corp	11 Months Ended
Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Schedule of Company's assets that are measured at fair value on a recurring basis

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account	$339,380,717	$339,380,717	$—	$—
Liabilities
Derivative liability - forward purchase agreement	$484,643	$—	$—	$484,643
Warrant liability – Public Warrants	$8,031,103	$8,031,103	$—	$—
Warrant liability – Private Placement Warrants	4,217,687	—	4,217,687	—
Total warrant liabilities	$12,248,790	$8,031,103	$4,217,687	$—

As of May 18,
2021 (Initial
Measurement)
Fair value of unit	$9.93
Present value of forward purchase agreement unit price	$10.00
Time to Business Combination (years)	0.68
Risk-free rate	0.05%
Fair value of forward purchase agreement liability (asset)	$(389,642)

Schedule of change in the fair value of the warrant liabilities

Fair value as of February 2, 2021 (inception)	$—
Initial measurement as of May 18, 2021	12,343,691
Initial measurement of over-allotment warrants	1,521,237
Transfer of Public Warrants to Level 1 measurement	(12,895,010)
Transfer of Private Placement Warrants to Level 2 measurement	(6,795,162)
Change in fair value	6,309,887
Fair value as of December 31, 2021	$484,643

Public Warrants
Subsidiary, Sale of Stock [Line Items]
Schedule of quantitative information regarding Level 3 fair value measurements inputs

As of May 18,
2021 (Initial
Measurement)
Public Unit price	$10.00
Years to maturity	5.00
Redemption trigger price	$18.00
Exercise price	$11.50
Risk-free rate	0.84%
Dividend yield	0.00%
Volatility	15.00%
Fair value of warrants	$0.82

Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Schedule of quantitative information regarding Level 3 fair value measurements inputs

As of May 18,
2021 (Initial
Measurement)
Share price	$9.78
Exercise price	$11.50
Years to expiration	5.00
Volatility	15.00%
Risk-free rate	0.84%
Dividend yield	0.00%
Fair value of warrants	$0.85